Stockholders' Equity (Warrants Activity) (Details) - $ / shares	1 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 29, 2024	Oct. 26, 2023	Mar. 04, 2022
Stockholders' Equity
Warrants outstanding, beginning		4,481,868	70,195	220,577
Warrants, expired				(200,251)
Warrants exercised		(20,490,874)	(93)
Warrants granted		76,966,010	4,411,766	49,869
Warrants outstanding, ending		60,957,004	4,481,868	70,195	220,577
Warrant exercise price (in dollars per share)		$ 0.29	$ 1.34	$ 22.8	$ 120.3
Warrants exercise price, expired (in dollars per share)				127.49
Warrant exercise price, grants during the period (in dollars per share)		$ 0.19	$ 1	$ 12.03
Warrants outstanding, remaining contractual life		2 years 8 months 23 days	5 years 4 months 2 days	8 years 3 months 14 days	8 months 23 days
Warrants granted, remaining contractual life		2 years 6 months	5 years 3 months 14 days	9 years 2 months 4 days
Runway Debt Facility
Stockholders' Equity
Warrant exercise price (in dollars per share)								$ 12.03
Warrants issued								49,869
May 2024 Equity Offering
Stockholders' Equity
Warrants issued	50,632,914
Prefunded Warrants
Stockholders' Equity
Warrants issued	15,717,638	3,105,000	1,668,236				1,668,236
Prefunded Warrants | May 2024 Equity Offering
Stockholders' Equity
Warrant exercise price (in dollars per share)						$ 0.0001
Warrants issued						15,717,638
Prefunded Warrants | October Registered Direct Offering
Stockholders' Equity
Warrant exercise price (in dollars per share)		$ 0.001
Warrants issued		1,668,236
Prefunded Warrants | May and June Registered Direct Offering
Stockholders' Equity
Warrant exercise price (in dollars per share)		$ 0.0001
Warrants issued		18,822,638
Unregistered Warrants
Stockholders' Equity
Warrants outstanding, ending	2,588,236
Warrant exercise price (in dollars per share)	$ 1.58
Warrant exercise price, exercised during the period (in dollars per share)	$ 0.237
Warrants issued		6,130,000	2,588,236				2,588,236
Placement Agents Warrants
Stockholders' Equity
Warrants issued	1,012,658	367,800	155,294				155,294